Share capital - Issued and fully paid (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
Share capital
Beginning balance	¥ 98,701,979	¥ 99,401,619		¥ 102,201,336
Exercise of share options and vesting of restricted shares and RSUs, net	(147,471)	(348,431)		(75,083)
Repurchase of ordinary shares (b)	(5,448,058)	(4,872,181)		(112,666)
Ending balance	¥ 98,204,090	¥ 98,701,979		¥ 99,401,619
Share capital
Share capital
Beginning balance (in shares) | shares	1,188,760,816	1,226,769,750	1,226,769,750	1,226,769,750	1,226,769,750
Beginning balance	¥ 154	¥ 159	$ 1,226,769,750	¥ 159
Bulk issuance of ADSs reserved for share incentive plans (in shares) | shares	9,638,630
Bulk issuance of ADSs reserved for share incentive plans	¥ 1
Cancellation of ordinary shares(b) (in shares) | shares	(33,657,746)
Cancellation of ordinary shares(b)	¥ (5)	(5)	$ (38,008,934)
Ending balance	¥ 150	¥ 154		¥ 159	$ 1,226,769,750
Ending balance (in shares) | shares	1,164,741,700	1,188,760,816	1,188,760,816	1,226,769,750	1,226,769,750
Share premium
Share capital
Beginning balance	¥ 394,529,955	¥ 397,590,607		¥ 395,724,745
Exercise of share options and vesting of restricted shares and RSUs, net	871,514	1,399,704		1,865,862
Cancellation of ordinary shares(b)	(4,533,708)	(4,460,356)
Ending balance	390,867,761	394,529,955		397,590,607
Treasury Shares
Share capital
Beginning balance	(524,486)	(112,666)
Repurchase of ordinary shares (b)	(5,448,058)	(4,872,181)		(112,666)
Cancellation of ordinary shares(b)	4,533,713	4,460,361
Ending balance	(1,438,831)	(524,486)		(112,666)
Shares held for shares award scheme
Share capital
Beginning balance	(3)	(4)		(5)
Bulk issuance of ADSs reserved for share incentive plans	(1)
Exercise of share options and vesting of restricted shares and RSUs, net	1	1		1
Ending balance	(3)	(3)		(4)
Total
Share capital
Beginning balance	394,005,620	397,478,096		395,724,899
Exercise of share options and vesting of restricted shares and RSUs, net	871,515	1,399,705		1,865,863
Repurchase of ordinary shares (b)	(5,448,058)	(4,872,181)		(112,666)
Ending balance	¥ 389,429,077	¥ 394,005,620		¥ 397,478,096